UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04375

Name of Fund: BlackRock Multi-State Municipal Series Trust

BlackRock New Jersey Municipal Bond Fund

BlackRock Pennsylvania Municipal Bond Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Multi-State

            Municipal Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2019

Date of reporting period: 02/28/2019

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) February 28, 2019	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 89.7%

New Jersey — 88.3%

Corporate — 5.6%
New Jersey EDA, RB:
Continental Airlines, Inc. Project, AMT, 5.25%, 09/15/29	$3,500	$3,799,775
Continental Airlines, Inc. Project, Series B, AMT, 5.63%, 11/15/30	1,000	1,128,550
Provident Group-Kean Properties, Series A, 5.00%, 07/01/47	265	280,267
Series A, 5.00%, 06/15/42	4,545	4,786,203
New Jersey EDA, Refunding RB:
New Jersey American Water Co., Inc. Project, Series A, AMT, 5.70%, 10/01/39	1,445	1,474,044
New Jersey American Water Co., Inc. Project, Series B, AMT, 5.60%, 11/01/34	1,000	1,035,460
New Jersey American Water Co., Inc. Project, Series D, AMT, 4.88%, 11/01/29	1,000	1,037,660
Provident Group-Monteclair Properites LLC (AGM), 5.00%, 06/01/37	2,760	3,083,417
Sub Series A, 5.00%, 07/01/33	125	135,246
Sub Series A, 4.00%, 07/01/34	165	163,154

		16,923,776

County/City/Special District/School District — 9.6%
Carlstadt School District, GO, Refunding, 4.00%, 05/01/30	1,415	1,495,825
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	1,020	1,086,596
5.25%, 11/01/44	1,590	1,691,315
(AGM), 4.00%, 11/01/34	500	513,315
City of Bayonne New Jersey, GO, Refunding, Qualified General Improvement (BAM), 5.00%, 07/01/39	660	727,102
City of Perth Amboy New Jersey, GO, CAB, Refunding (AGM):
5.00%, 07/01/35	600	600,918
5.00%, 07/01/36	145	145,216
County of Essex New Jersey Improvement Authority, LRB, Newark Project, Series A (AGM), 5.00%, 11/01/20(a)	501	518,906
County of Essex New Jersey Improvement Authority, RB:
AMT, 5.25%, 07/01/45(b)	1,000	1,003,980
Newark Project, Series A (AGM), 6.00%, 11/01/20(c)	1,090	1,159,084

Security	Par (000)	Value

County/City/Special District/School District (continued)
County of Essex New Jersey Improvement Authority, Refunding RB, Project Consolidation (NPFGC), 5.50%, 10/01/29	$1,500	$1,913,985
County of Union New Jersey Utilities Authority, Refunding RB, Covanta Union, Inc., Series A, AMT, 4.75%, 12/01/31	1,250	1,331,200
Ewing Township Board of Education, GO:
4.00%, 07/15/38	920	956,828
4.00%, 07/15/39	840	869,165
New Jersey EDA, RB:
Kapkowski Road Landfill Project, Series B, AMT, 6.50%, 04/01/31	2,000	2,245,240
Series EEE, 5.00%, 06/15/43	2,155	2,275,464
New Jersey EDA, Refunding RB, Special Assessment, Kapkowski Road Landfill Project, 6.50%, 04/01/28	2,500	2,870,050
New Jersey Sports & Exposition Authority, Refunding RB, (NPFGC), 5.50%, 03/01/21(a)	805	864,820
Township of Egg Harbor New Jersey School District, GO, Refunding, (AGM), 5.75%, 07/15/25	2,000	2,451,420
Township of Irvington New Jersey, GO, Refunding, Series A (AGM), 5.00%, 07/15/31	2,445	2,750,478
Township of Sparta New Jersey Board of Education, GO, Refunding, 5.00%, 02/15/36	1,350	1,529,374

		29,000,281

Education — 17.4%
County of Atlantic New Jersey Improvement Authority, RB, Stockton University Atlantic City, Series A (AGM), 4.00%, 07/01/46	1,250	1,275,287
County of Gloucester New Jersey Improvement Authority, RB, Rowan University General Capital Improvement Projects:
5.00%, 07/01/44	530	587,494
Series A, 5.00%, 07/01/34	1,855	2,090,270
New Jersey EDA, RB:
Foundation Academy Charter School Project, Series A, 5.00%, 07/01/50	200	209,282
Golden Door Charter School Project, Series A, 6.25%, 11/01/38(b)	210	224,093

1

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
Golden Door Charter School Project, Series A, 6.50%, 11/01/52(b)	$1,210	$1,294,942
Golden Door Charter School Project, Series A, 5.13%, 11/01/29(b)	100	102,249
Hatikvah International Academy Charter School Project, Series A, 5.00%, 07/01/27(b)	170	175,479
Hatikvah International Academy Charter School Project, Series A, 5.25%, 07/01/37(b)	470	472,796
Hatikvah International Academy Charter School Project, Series A, 5.38%, 07/01/47(b)	815	816,288
Rutgers - The State University of New Jersey, College Avenue Redevelopment Project, 5.00%, 06/15/38	2,000	2,217,220
Series AAA, 5.00%, 06/15/41	1,990	2,100,226
Team Academi Charter School Project, Series A, 5.00%, 12/01/48	2,190	2,299,982
Team Academy Charter School Project, 6.00%, 10/01/43	1,000	1,088,130
New Jersey EDA, Refunding RB:
Greater Brunswick Charter School, Inc. Project, Series A, 4.75%, 08/01/24(b)	300	304,416
Greater Brunswick Charter School, Inc. Project, Series A, 5.63%, 08/01/34(b)	250	252,128
Greater Brunswick Charter School, Inc. Project, Series A, 5.88%, 08/01/44(b)	430	432,442
School Facilities Construction, Series PP, 4.00%, 06/15/30	4,875	4,962,116
Teaneck Community Charter School Project, Series A, 3.50%, 09/01/22(b)	125	123,664
Teaneck Community Charter School Project, Series A, 5.00%, 09/01/37(b)	315	311,626
Teaneck Community Charter School Project, Series A, 5.13%, 09/01/52(b)	1,000	980,380

Security	Par (000)	Value

Education (continued)
New Jersey Educational Facilities Authority, RB:
Higher Educational Capital Improvement Fund, Series A, 5.00%, 09/01/33	$1,750	$1,866,620
Rider University Issue, Series F, 4.00%, 07/01/42	940	889,503
Rider University Issue, Series F, 5.00%, 07/01/47	1,670	1,773,256
New Jersey Educational Facilities Authority, Refunding RB:
Kean University, Series A, 5.25%, 09/01/19(c)	1,705	1,735,860
Kean University, Series A (AGC), 5.50%, 09/01/19(c)	1,000	1,019,320
Kean University, Series H, 4.00%, 07/01/39	715	742,570
Montclair State University, Series A, 5.00%, 07/01/33	2,005	2,246,643
Montclair State University, Series B, 5.00%, 07/01/32	2,465	2,823,707
Ramapo College, Series B, 5.00%, 07/01/42	560	604,957
University of Medicine & Dentistry, Series B, 7.50%, 06/01/19(c)	2,500	2,535,575
William Paterson University (AGC), 5.00%, 07/01/38	240	240,492
William Paterson University, Series C, 4.00%, 07/01/35	1,500	1,570,410
New Jersey Higher Education Student Assistance Authority, RB, Student Loan, AMT, Sub-Series C, 4.00%, 12/01/48	700	689,073
New Jersey Higher Education Student Assistance Authority, Refunding RB:
Series 1, AMT, 5.75%, 12/01/28	455	485,672
Series 1A, 5.00%, 12/01/25	45	45,967
Series 1A, 5.00%, 12/01/26	290	296,160
New Jersey Institute of Technology, RB, Series A:
5.00%, 07/01/22(c)	460	509,965
5.00%, 07/01/22(c)	280	310,414
5.00%, 07/01/32	1,040	1,129,742
5.00%, 07/01/40	5,000	5,668,250
5.00%, 07/01/42	635	685,133
New Jersey State Turnpike Authority, RB, Series E, 5.00%, 01/01/45	2,000	2,202,440

		52,392,239

2

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health — 18.3%
County of Burlington New Jersey Bridge Commission, Refunding RB, The Evergreens Project, 5.63%, 01/01/38	$3,175	$3,034,570
New Jersey EDA, RB, Reunding Cranes Mill Project:
5.00%, 01/01/34	270	295,564
5.00%, 01/01/39	270	290,695
5.00%, 01/01/49	540	573,480
New Jersey Health Care Facilities Financing Authority, RB:
Greystone Park Psychiatric Hospital Project, Series A, 5.00%, 09/15/29	2,000	2,152,680
Inspira Health Obligated Group, 5.00%, 07/01/42	4,660	5,182,433
Robert Wood Johnson University Hospital, Series A, 5.25%, 07/01/35	1,460	1,620,118
Robert Wood Johnson University Hospital, Series A, 5.00%, 07/01/39	1,150	1,266,023
Robert Wood Johnson University Hospital, Series A, 5.00%, 07/01/43	1,535	1,672,828
Robert Wood Johnson University Hospital, Series A, 5.50%, 07/01/43	920	1,020,722
Virtua Health, Series A (AGC), 5.50%, 07/01/38	3,620	3,661,051
New Jersey Health Care Facilities Financing Authority, Refunding RB:
AHS Hospital Corp., 6.00%, 07/01/21(c)	2,985	3,279,172
AHS Hospital Corp., 4.00%, 07/01/41	1,000	1,016,800
General Hospital Center at Passaic (AGM), 6.75%, 07/01/19(a)	30	30,500
Hackensack Meridian Health Obligated Group, Series A, 5.00%, 07/01/37	6,000	6,819,300
Holy Name Medical Center, 5.00%, 07/01/25	500	518,855
Hunterdon Medical Center, 5.00%, 07/01/31	300	331,746
Hunterdon Medical Center, 5.00%, 07/01/45	2,650	2,843,185
Inspira Health Obligated Group, Series A, 3.00%, 07/01/32	785	759,001
Meridian Health System Obligated Group, 5.00%, 07/01/27	1,500	1,646,610
Princeton Healthcare System, 5.00%, 07/01/34	1,000	1,145,560

Security	Par (000)	Value

Health (continued)
Princeton Healthcare System, 5.00%, 07/01/39	$4,060	$4,582,116
Robert Wood Johnson University Hospital, 5.00%, 01/01/20(c)	1,500	1,540,725
RWJ Barnabas Health Obligated Group, Series A, 4.00%, 07/01/32	2,300	2,437,862
RWJ Barnabas Health Obligated Group, Series A, 5.00%, 07/01/43	1,290	1,445,509
St. Barnabas Health Care System, Series A, 5.63%, 07/01/21(c)	1,540	1,676,814
St. Barnabas Health Care System, Series A, 5.00%, 07/01/25	2,230	2,448,718
St. Luke’s Warren Hospital Obligated Group, 5.00%, 08/15/34	460	497,522
Virtua Health, 5.00%, 07/01/29	285	320,294
New Jersey Health Care System Facilities Financing Authority, Refunding RB, St. Barnabas Health Care, Series A, 5.00%, 07/01/24	1,000	1,099,430

		55,209,883

Housing — 2.5%
New Jersey EDA, Refunding RB, Provident Group-Montclair Properties LLC (AGM), 5.00%, 06/01/42	690	760,035
New Jersey Housing & Mortgage Finance Agency, Refunding RB, Series A:
M/F Housing, 4.00%, 11/01/48	150	151,307
M/F Housing, 4.10%, 11/01/53	100	100,657
S/F Housing, 3.75%, 10/01/35	1,815	1,833,676
Newark Housing Authority, RB, M/F Housing, Series A:
5.00%, 12/01/30	1,640	1,845,935
4.38%, 12/01/33	2,515	2,672,967

		7,364,577

State — 9.2%
Garden State Preservation Trust, RB (AGM):
CAB, Series B, 0.00%, 11/01/27(d)	4,135	3,274,010
CAB, Series B, 0.00%, 11/01/24(d)	10,000	8,763,700
Election of 2005, Series A, 5.75%, 11/01/28	2,565	3,113,679
CAB, Motor Vehicle Surcharge, Series A (NPFGC), 0.00%, 07/01/21(d)	1,675	1,580,011

3

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

State (continued)
New Jersey EDA, RB:
School Facilities Construction Bonds, Series DDD, 5.00%, 06/15/42	$3,000	$3,151,620
School Facilities Construction, Series KK, 5.00%, 03/01/38	1,070	1,108,884
New Jersey EDA, Refunding RB:
CAB, Economic Fund, Series A (NPFGC), 0.00%, 03/15/21(d)	2,000	1,900,680
Cigarette Tax, 5.00%, 06/15/22	1,700	1,839,230
Cigarette Tax, 5.00%, 06/15/29	640	679,469
State of New Jersey, COP, Equipment Lease Purchase, Series A(c):
5.25%, 06/15/19	1,000	1,010,260
5.25%, 06/15/19	1,110	1,121,388

		27,542,931

Tobacco — 2.0%
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.25%, 06/01/46	915	987,386
Sub-Series B, 5.00%, 06/01/46	5,085	5,148,461

		6,135,847

Transportation — 21.1%
Delaware River Port Authority, RB, Series D, 5.00%, 01/01/20(c)	1,875	1,927,462
Delaware River Port Authority of Pennsylvania & New Jersey, RB, 5.00%, 01/01/40	1,500	1,648,545
New Jersey EDA, RB, AMT, Goethals Bridge Replacement Project:
(AGM), 5.13%, 07/01/42	1,000	1,077,040
5.13%, 01/01/39	1,000	1,081,670
Private Activity Bond, 5.38%, 01/01/43	905	983,880
New Jersey State Turnpike Authority, Refunding RB:
Series A (BHAC), 5.25%, 01/01/30	1,000	1,269,280
Series B, 5.00%, 01/01/34	1,600	1,862,576
Series I, 5.00%, 01/01/20(c)	2,500	2,569,950
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program Bonds, Series S, 5.25%, 06/15/43	1,720	1,867,370
CAB, Transportation System, Series A, 0.00%, 12/15/32(d)	10,000	5,627,000
CAB, Transportation System, Series A, 0.00%, 12/15/35(d)	8,900	4,265,592
CAB, Transportation System, Series A, 0.00%, 12/15/38(d)	10,000	4,025,000

Security	Par (000)	Value

Transportation (continued)
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 06/15/30	$1,250	$1,394,688
Series B, 5.25%, 06/15/26	1,500	1,587,735
Transportation Program, Series AA, 5.25%, 06/15/31	2,000	2,145,260
Transportation Program, Series AA, 5.00%, 06/15/45	1,000	1,041,650
Transportation System, Series A, 6.00%, 06/15/35	3,185	3,401,771
Transportation System, Series B, 5.00%, 06/15/42	600	616,638
New Jersey Transportation Trust Fund Authority, Refunding RB:
Federal Highway Reimbursement, Series A, 5.00%, 06/15/31	2,730	3,026,068
Transportation System, Series A, 5.00%, 12/15/32	1,775	1,951,115
Transportation System, Series A, 5.00%, 12/15/35	1,005	1,089,762
Transportation System, Series B (NPFGC), 5.50%, 12/15/21	1,800	1,957,230
New Jersey Turnpike Authority, Refunding RB, Series E, 5.00%, 01/01/32	1,350	1,587,938
Port Authority of New York & New Jersey, ARB:
Consolidated, 93rd Series, 6.13%, 06/01/94	1,000	1,186,310
JFK International Air Terminal LLC, Special Project, Series 6, AMT (NPFGC), 5.75%, 12/01/22	1,645	1,706,868
Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/42	1,000	1,056,580
Port Authority of New York & New Jersey, Refunding ARB, AMT:
Consolidated, 178th Series, 5.00%, 12/01/43	285	311,240
Consolidated,186th Series, 5.00%, 10/15/44	3,000	3,287,790
Port Authority of New York & New Jersey, Refunding RB, Consolidated 205th series, 5.00%, 11/15/42	1,975	2,259,064
South Jersey Port Corp., Refunding ARB, Marine Terminal, Series B, 5.00%, 01/01/48	2,380	2,531,606

4

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
South Jersey Transportation Authority, Refunding RB, Transportation System, Series A:
5.00%, 11/01/28	$295	$313,078
5.00%, 11/01/29	295	312,137
5.00%, 11/01/32	440	475,468
5.00%, 11/01/33	250	269,620
5.00%, 11/01/34	250	268,690
5.00%, 11/01/39	1,500	1,601,820

		63,585,491

Utilities — 2.6%
County of Gloucester New Jersey Pollution Control Financing Authority, Refunding RB, Keystone Urban Renewal Project, Series A, AMT, 5.00%, 12/01/24	500	529,340
New Jersey Environmental Infrastructure Trust, RB, Series B, AMT, 5.00%, 09/01/28	1,355	1,458,183
North Hudson New Jersey Sewerage Authority, Refunding RB, Series A (NPFGC), 0.00%, 08/01/21(a)(d)	5,000	4,781,950
Passaic Valley Water Commission, RB, Series A, 6.00%, 12/15/20(c)	980	1,053,745

		7,823,218

Puerto Rico — 1.4%

State — 0.6%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured, Series A-1:
4.50%, 07/01/34	17	16,979
4.75%, 07/01/53	460	422,404
5.00%, 07/01/58	1,360	1,289,348

		1,728,731

Tobacco — 0.2%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds, 5.63%, 05/15/43	640	646,681

Utilities — 0.6%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A, 5.25%, 07/01/42	1,920	1,886,400

Total Municipal Bonds — 89.7% (Cost — $256,046,660)		270,240,055

Security	Par (000)	Value

Municipal Bonds Transferred to Tender Option Bond Trusts(e) — 9.3%

New Jersey — 9.3%

County/City/Special District/School District — 3.5%
County of Hudson New Jersey Improvement Authority, RB, Hudson County Vocational-Technical Schools Project, 5.25%, 05/01/51	$1,440	$1,621,663
County of Union New Jersey Utilities Authority, Refunding RB, Series A, AMT:
County Deficiency Agreement, 5.00%, 06/15/41	2,000	2,129,610
Resource Recovery Facility, Covanta Union, Inc., 5.25%, 12/01/31	6,300	6,824,916

		10,576,189

Education — 0.9%
Rutgers - The State University of New Jersey, Refunding RB, Series L, 5.00%, 05/01/43	2,500	2,769,450

Health — 2.5%
New Jersey Health Care Facilities Financing Authority, RB, Inspira Health Obligated Group, 4.00%, 07/01/47	7,332	7,469,783

Transportation — 2.4%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 06/15/36(f)	5,001	5,195,329
Port Authority of New York & New Jersey, Refunding ARB:
194th Series, 5.25%, 10/15/55	1,455	1,660,349
Consolidated, 169th Series, AMT, 5.00%, 10/15/41	495	526,804

		7,382,482

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 9.3% (Cost — $27,206,924)		28,197,904

Total Long-Term Investments — 99.0% (Cost — $283,253,584)		298,437,959

5

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities — 5.5%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.55%(g)(h)	16,636,894	$16,638,558

Total Short-Term Securities — 5.5% (Cost — $16,638,520)		16,638,558

Total Investments — 104.5% (Cost — $299,892,104)		315,076,517

Other Assets Less Liabilities — 1.0%		2,783,176

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (5.5)%		(16,480,454)

Net Assets — 100.0%		$301,379,239

(a)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Zero-coupon bond.
(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(f)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expires on June 15, 2019, is $3,884,927.

(g) Annualised 7-day yield as of period end.

(h)

During the period ended February 28, 2019, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 05/31/18	Net Activity	Shares Held at 02/28/19	Value at 02/28/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	4,956,992	11,679,902	16,636,894	$16,638,558	$102,735	$133	$(458)

(a)	Includes net capital gain distributions, if applicable.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax (subject to)

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

BHAC	Berkshire Hathaway Assurance Corp.

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

COP	Colombian Peso

EDA	Economic Development Authority

GO	General Obligation Bonds

LRB	Lease Revenue Bonds

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bonds

S/F	Single-Family

6

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock New Jersey Municipal Bond Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	96	06/19/19	$11,712	$60,826
Long U.S. Treasury Bond	122	06/19/19	17,625	200,796
5-Year U.S. Treasury Note	74	06/28/19	8,478	25,321

				$286,943

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$298,437,959	$—	$298,437,959
Short-Term Securities	16,638,558	—	—	16,638,558

	$16,638,558	$298,437,959	$—	$315,076,517

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$286,943	$—	$—	$286,943

(a)	See above Schedule of Investments for values in each sector, state or political subdivision.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation on the instrument.

7

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock New Jersey Municipal Bond Fund

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, TOB Trust Certificates of $16,418,726 are categorized as Level 2 within the disclosure hierarchy.

During the period ended February 28, 2019, there were no transfers between levels.

8

Schedule of Investments (unaudited) February 28, 2019	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 86.0%

Pennsylvania — 84.5%

Corporate — 3.3%
County of Delaware Pennsylvania IDA, Refunding RB, Covanta Project, 5.00%, 07/01/43	$5,000	$5,035,350
Pennsylvania Economic Development Financing Authority, RB:
American Water Co. Project, 6.20%, 04/01/39	3,490	3,500,819
Aqua Pennsylvania, Inc. Project, Series A, 5.00%, 10/01/39	3,000	3,048,210
Shippingport Project, Series A, 3.75%, 12/01/40(a)	2,000	1,740,000
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT:
Aqua Pennsylvania, Inc. Project, Series A, 5.00%, 12/01/34	1,540	1,607,298
National Gypsum Co., 5.50%, 11/01/44	1,355	1,406,178

		16,337,855

County/City/Special District/School District — 16.8%
Allentown Neighborhood Improvement Zone Development Authority, RB, City Center Project, 5.00%, 05/01/42(b)	330	353,513
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A:
5.00%, 05/01/35	2,310	2,386,461
5.00%, 05/01/42	3,900	3,990,636
Altoona Area School District, GO:
5.00%, 12/01/45	1,000	1,108,880
(BAM), 5.00%, 12/01/36	215	242,580
Altoona Area School District, GOL, Series A (AGM), 5.00%, 12/01/36	2,895	3,266,371
Bethlehem Area School District, GO, (BAM), Series A:
5.00%, 08/01/34	2,390	2,732,248
5.00%, 08/01/35	1,790	2,045,200
Boyertown Area School District, GO:
5.00%, 10/01/36	890	989,280
5.00%, 10/01/38	1,335	1,479,914
County of Allegheny Pennsylvania IDA, Refunding RB, Residential Resource, Inc. Project, 5.13%, 09/01/31	290	290,215
County of Chester IDA, Special Assessment Bonds, Woodlands At Greystone Project(b):
5.00%, 03/01/38	525	528,397
5.13%, 03/01/48	1,050	1,057,896

Security	Par (000)	Value

County/City/Special District/School District (continued)
County of Delaware Springfield School District, GO, 5.00%, 03/01/40	$1,710	$1,939,157
County of Lancaster Pennsylvania, GO, Refunding(c):
4.00%, 11/01/34	500	530,400
4.00%, 11/01/35	520	549,042
4.00%, 11/01/36	540	567,308
4.00%, 11/01/37	565	590,103
4.00%, 11/01/38	585	608,131
County of Lycoming Pennsylvania Water & Sewer Authority, RB, (AGM), 5.00%, 11/15/19(d)	825	844,239
County of Northampton Pennsylvania IDA, Route 33 Project, Tax Allocation Bonds, 7.00%, 07/01/32	1,795	2,003,776
County of Washington Redevelopment Authority, Refunding, Tax Allocation Bonds:
4.00%, 07/01/23	850	850,196
5.00%, 07/01/28	600	618,660
County of York Pennsylvania, GO, Refunding, 5.00%, 09/01/20(d)	2,500	2,623,275
Dallastown Area School District, GO, Refunding, 5.00%, 04/15/34	1,835	2,074,045
Fox Chapel Area School District, GO:
5.00%, 02/01/39	4,100	4,670,310
5.00%, 02/01/42	6,365	7,203,780
School District of Philadelphia, Refunding, GOL, Series F, 5.00%, 09/01/37	1,815	2,002,834
State Public School Building Authority, RB, Community College, Allegheny County Project (AGM), 5.00%, 07/15/34	5,070	5,401,527
State Public School Building Authority, Refunding RB:
Harrisburg School District Project, Series A (AGC), 5.00%, 05/15/19(d)	2,715	2,733,625
Philadelphia School District (AGM), 5.00%, 06/01/33	5,000	5,677,000
Township of Bristol Pennsylvania School District, GO:
5.25%, 06/01/43	5,980	6,587,807
(BAM), 5.00%, 06/01/42	2,550	2,822,264

1

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

County/City/Special District/School District (continued)
Township of Falls Pennsylvania, Refunding RB, Water & Sewer Authority, 5.00%, 12/01/37	$2,115	$2,281,006
Township of Lower Paxton Pennsylvania, GO, 5.00%, 04/01/42	630	705,682
Tredyffrin Easttown School District, GOL, 5.00%, 02/15/39	1,130	1,289,409
West Shore School District Pennsylvania, GOL:
5.00%, 11/15/43	4,045	4,485,945
5.00%, 11/15/48	1,975	2,185,851
Williamsport Sanitary Authority, Refunding RB, (BAM), 4.00%, 01/01/40	1,420	1,444,211

		83,761,174

Education — 19.8%
County of Adams Pennsylvania IDA, Refunding RB, Gettysburg College:
5.00%, 08/15/24	580	605,062
5.00%, 08/15/25	765	797,719
5.00%, 08/15/26	760	792,171
County of Allegheny Higher Education Building Authority, Refunding RB, Carnegie Mellon University Revenue Bonds, Series A, 5.00%, 08/01/27	965	1,187,558
County of Cumberland Pennsylvania Municipal Authority, RB, AICUP Financing Program, Dickinson College Project, 5.00%, 11/01/19(d)	1,000	1,021,690
County of Cumberland Pennsylvania Municipal Authority, Refunding RB, Diakon Lutheran Social Ministries Project:
4.13%, 01/01/38	260	257,171
4.00%, 01/01/36	645	638,447
5.00%, 01/01/39	1,240	1,346,578
County of Delaware Pennsylvania Authority, RB, Villanova University:
5.00%, 08/01/40	1,795	2,039,551
5.00%, 08/01/45	3,695	4,186,767
County of Delaware Pennsylvania Authority, Refunding RB:
Cabrini University, 5.00%, 07/01/47	3,870	4,031,689
Haverford College, 5.00%, 11/15/35	1,100	1,135,992

Security	Par (000)	Value

Education (continued)
Villanova University, 5.25%, 12/01/19(d)	$600	$615,750
County of Montgomery Higher Education & Health Authority, Refunding RB, Thomas Jeferson University, Series A:
5.00%, 09/01/48	2,500	2,760,650
5.00%, 09/01/37	1,365	1,539,461
County of Northampton Pennsylvania General Purpose Authority, Refunding RB, Moravian College, 5.00%, 10/01/36	890	960,871
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/36	2,500	2,844,075
Pennsylvania Higher Educational Facilities Authority, RB, Thomas Jefferson University, 5.00%, 03/01/20(d)	11,000	11,352,110
Pennsylvania Higher Educational Facilities Authority, RB,Series AT-1, 4.00%, 06/15/34	5,790	6,070,699
Pennsylvania Higher Educational Facilities Authority, Refunding RB:
Drexel University, 4.00%, 05/01/36	500	511,100
Drexel University, Series A, 5.25%, 05/01/21(d)	6,720	7,227,763
Drexel University, Series A, 5.25%, 05/01/41	420	445,427
La Salle University, 5.00%, 05/01/37	1,595	1,641,287
La Salle University, 5.00%, 05/01/42	2,655	2,714,923
State System of Higher Education, Series AL, 5.00%, 06/15/35	1,425	1,477,554
Thomas Jefferson University, 5.00%, 09/01/45	3,000	3,339,270
University of Science in Philadelphia, 5.00%, 11/01/36	5,165	5,712,955
Widener University, Series A, 5.25%, 07/15/33	2,420	2,588,698
Widener University, Series A, 5.50%, 07/15/38	365	389,196
Pennsylvania State University, RB:
5.00%, 03/01/40	10,000	10,283,100
5.00%, 09/01/48	2,615	3,009,656

2

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
Philadelphia Authority for Industrial Development, RB, University of Sciences, 5.00%, 11/01/42	$3,525	$3,902,880
Philadelphia Authority for Industrial Development, Refunding RB:
1st Series, 5.00%, 04/01/45	3,330	3,692,770
La Salle University, 4.00%, 05/01/42	4,780	4,358,165
Township of East Hempfield Pennsylvania IDA, RB, Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania:
5.00%, 07/01/35	765	797,535
5.00%, 07/01/35	630	667,756
5.00%, 07/01/45	450	463,000
5.00%, 07/01/47	1,180	1,226,575

		98,633,621

Health — 17.4%
City of Pottsville Pennsylvania Hospital Authority, Refunding RB, Lehigh Valley Health, Series B, 5.00%, 07/01/41	5,000	5,495,000
County of Allegheny Hospital Development Authority, Refunding RB, Allegheny Health Network Obligated Group Issue, Series A:
4.00%, 04/01/37	4,300	4,384,796
5.00%, 04/01/47	1,950	2,132,617
County of Bucks Pennsylvania IDA, Refunding RB, Pennswood Village Project, 5.00%, 10/01/37	1,560	1,684,051
County of Centre Pennsylvania Hospital Authority, RB, Mount Nittany Medical Center Project, 7.00%, 11/15/21(d)	4,110	4,673,563
County of Chester Health & Education Facilities Authority, Refunding RB:
Main Line Health System, Series A, 5.00%, 10/01/52	3,595	3,985,381
Simpson Senior Services Project, 5.00%, 12/01/35	1,000	1,008,460
Simpson Senior Services Project, Series A, 5.25%, 12/01/45	1,500	1,528,860
County of Cumberland Pennsylvania Municipal Authority, Refunding RB, Diakon Lutheran Social Ministries, 5.00%, 01/01/38	4,400	4,650,052

Security	Par (000)	Value

Health (continued)
County of Dauphin General Authority, Refunding RB, Pinnacle Health System Project:
6.00%, 06/01/29	$2,615	$2,639,633
6.00%, 06/01/19(d)	2,385	2,410,353
County of Lancaster Pennsylvania Hospital Authority, Refunding RB:
Brethren Village Project, 5.25%, 07/01/41	1,500	1,566,705
Masonic Villages of The Grand Lodge of Pennsylvania Project, 5.00%, 11/01/35	925	1,003,681
County of Montgomery Pennsylvania Higher Education & Health Authority, Refunding RB, Abington Memorial Hospital Obligated Group, Series A, 5.13%, 06/01/19(d)	3,255	3,282,375
County of Montgomery Pennsylvania IDA, RB, Acts Retirement-Life Communities, Series A-1, 6.25%, 11/15/19(d)	480	495,163
County of Montgomery Pennsylvania IDA, Refunding RB:
Acts Retirement-Life Communities, 5.00%, 11/15/27	1,385	1,478,030
Acts Retirement-Life Communities, 5.00%, 11/15/28	895	952,038
Whitemarsh Continuing Care Retirement Community, 5.25%, 01/01/40	5,000	4,949,650
County of Northampton Pennsylvania General Purpose Authority, Refunding RB:
St. Luke’s University Health Network Project, 5.00%, 08/15/46	1,350	1,476,779
St. Lukes University Health Network, 5.00%, 08/15/48	1,875	2,080,819
DuBois Hospital Authority, Refunding RB, Penn Highlands Healthcare, 4.00%, 07/15/48	3,440	3,429,990
Geisinger Authority Pennsylvania, Refunding RB, Health System, Series A-2, 5.00%, 02/15/39	5,950	6,668,700
Lancaster IDA, Refunding RB, Garden Spot Village Project:
5.38%, 05/01/28	730	785,765
5.75%, 05/01/35	1,285	1,389,985
Moon Industrial Development Authority, Refunding RB, 6.00%, 07/01/45	4,000	4,198,800

3

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health (continued)
Pennsylvania Higher Educational Facilities Authority, Refunding RB, University of Pittsburgh Medical Center, Series E, 5.00%, 05/15/31	$4,800	$4,970,928
Philadelphia Authority for Industrial Development, Refunding RB, Children’s Hospital of Philadelphia, 4.00%, 07/01/35	2,450	2,611,651
Philadelphia Hospitals & Higher Education Facilities Authority, Refunding RB:
Jefferson Health System of Chester Philadelphia, Series B, 5.00%, 05/15/20(d)	6,000	6,234,240
Presbyterian Medical Center, 6.65%, 12/01/19(e)	470	487,305
South Fork Municipal Authority, Refunding RB, Conemaugh Valley Memorial Hospital, Series B (AGC), 5.38%, 07/01/20(d)	3,590	3,757,689

		86,413,059

Housing — 5.1%
Pennsylvania HFA, RB:
S/F Housing, Series 128B, 4.00%, 10/01/47	6,220	6,229,952
Brinton Manor Apartments & Brinton Towers, M/F Housing, Series A, 4.25%, 10/01/35	600	534,714
Brinton Manor Apartments & Brinton Towers, M/F Housing, Series A, 4.50%, 10/01/40	600	529,560
S/F Housing Mortgage, Series 118-B, 4.05%, 10/01/40	3,000	3,027,870
S/F Housing Mortgage, Series 123-B, 4.00%, 10/01/42	3,480	3,496,565
S/F Housing Mortgage, Series 2015-117-B, 4.05%, 10/01/40	2,400	2,420,640
Philadelphia IDA, RB, Series A:
3.50%, 12/01/36	1,210	1,180,004
4.00%, 12/01/46	5,740	5,675,941
4.00%, 12/01/51	2,260	2,176,674

		25,271,920

State — 3.7%
Commonwealth Financing Authority, RB:
Series B (AGC), 5.00%, 06/01/31	3,420	3,443,632
Tobacco Master Settlement Payment, 5.00%, 06/01/33	1,000	1,139,160

Security	Par (000)	Value

State (continued)
Tobacco Master Settlement Payment, 5.00%, 06/01/35	$2,205	$2,486,490
Pennsylvania Economic Development Financing Authority, RB, AMT, 5.00%, 06/30/42	10,500	11,236,365

		18,305,647

Transportation — 12.5%
City of Philadelphia Pennsylvania, ARB, Series A, 5.00%, 06/15/40	14,000	14,469,420
City of Philadelphia Pennsylvania, GO, Refunding, Series A, 5.00%, 08/01/37	2,140	2,364,122
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB, AMT, Series B:
5.00%, 07/01/37	1,800	2,010,816
5.00%, 07/01/47	2,545	2,796,446
Delaware River Joint Toll Bridge Commission, RB, Bridge System, 5.00%, 07/01/42	2,500	2,832,500
Delaware River Port Authority, RB, Series D, 5.00%, 01/01/20(d)	7,500	7,709,850
Pennsylvania Economic Development Financing Authority, Refunding RB, Amtrak Project, Series A, AMT, 5.00%, 11/01/41	1,510	1,614,628
Pennsylvania Turnpike Commission, RB:
CAB, Sub-Series A-3, 0.00%, 12/01/42(f)	6,740	2,488,475
CAB, Sub-Series A-3 (AGM), 0.00%, 12/01/40(f)	2,225	918,391
Series A, 5.25%, 12/01/44	1,500	1,739,490
Series A-1, 5.00%, 12/01/41	100	109,905
Sub-Series B, 5.25%, 12/01/48	3,215	3,655,712
Sub-Series B-1, 5.00%, 06/01/42	3,705	4,031,373
Pennsylvania Turnpike Commission, Refunding RB, Sub-Series A-1, 5.25%, 12/01/45	4,730	5,255,598
Southeastern Pennsylvania Transportation Authority, RB, Capital Grant Receipts(d):
5.00%, 06/01/21	7,295	7,827,098

4

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Susquehanna Area Regional Airport Authority, Refunding RB, AMT, 5.00%, 01/01/38	$2,200	$2,384,426

		62,208,250

Utilities — 5.9%
City of Lancaster Pennsylvania, GO, (BAM), 4.00%, 11/01/42	3,720	3,816,236
City of Philadelphia Pennsylvania Gas Works, RB:
12th Series B (NPFGC), 7.00%, 05/15/20(e)	390	403,482
9th Series, 5.25%, 08/01/20(d)	1,280	1,343,130
9th Series, 5.25%, 08/01/40	2,020	2,104,759
City of Philadelphia Pennsylvania Gas Works, Refunding RB:
5.00%, 08/01/30	700	798,469
5.00%, 08/01/31	900	1,023,183
5.00%, 08/01/32	1,200	1,359,708
5.00%, 08/01/33	600	677,970
5.00%, 08/01/34	1,050	1,182,510
City of Philadelphia Pennsylvania Water & Wastewater, RB:
Series A, 5.25%, 10/01/52	1,190	1,355,243
Series C (AGM), 5.00%, 08/01/20(d)	2,650	2,773,411
City of Philadelphia Pennsylvania Water & Wastewater Revenue, RB, Series A, 5.00%, 10/01/43	3,460	3,906,617
County of Allegheny Pennsylvania Sanitary Authority, RB, Sewer Improvement (BAM), 5.25%, 12/01/41	2,090	2,353,758
County of Allegheny Pennsylvania Sanitary Authority, Refunding RB, Sewer Improvement (AGM), 5.00%, 06/01/40	1,000	1,047,020
County of Delaware Pennsylvania Regional Water Quality Control Authority, RB, Sewer Improvements, 5.00%, 05/01/23(d)	980	1,108,017

Security	Par (000)	Value

Utilities (continued)
Pennsylvania Economic Development Financing Authority, RB, Philadelphia Biosolids Facility, 6.25%, 01/01/32	$3,895	$3,991,129

		29,244,642

Total Municipal Bonds in Pennsylvania		420,176,168

Puerto Rico — 1.5%

State — 0.6%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured, Series A-1:
4.50%, 07/01/34	31	30,961
4.75%, 07/01/53	828	760,328
5.00%, 07/01/58	2,446	2,318,930

		3,110,219

Tobacco — 0.2%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds, 5.63%, 05/15/43	1,100	1,111,484

Utilities — 0.7%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A, 5.25%, 07/01/42	3,475	3,414,188

		7,635,891

Total Municipal Bonds — 86.0% (Cost — $416,291,384)		427,812,059

Municipal Bonds Transferred to Tender Option Bond Trusts(g)

Pennsylvania — 27.5%

Education — 7.2%
County of Northampton General Purpose Authority, Refunding RB, Lafayette College:
4.00%, 11/01/38(h)	6,002	6,209,986
5.00%, 11/01/47	6,100	6,871,040
Pennsylvania Higher Educational Facilities Authority, RB, University of Pennsylvania Health System, Series A, 5.75%, 08/15/21(d)	9,280	10,183,779
Philadelphia Authority for Industrial Development, RB, Philadelphia College of osteopathic Medicine, 4.00%, 12/01/48(h)	8,090	8,178,626

5

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
University of Pittsburgh Pennsylvania, RB, The Commonwealth System of Higher Education, Capital Project, Series B, 5.00%, 03/15/19(d)	$4,448	$4,453,062

		35,896,493

Health — 11.3%
County of Berks Pennsylvania Municipal Authority, Refunding RB, Reading Hospital & Medical Center Project, Series A3:
5.50%, 11/01/19(d)	5,000	5,116,575
5.50%, 11/01/31	5,000	5,116,575
Geisinger Authority Pennsylvania, RB, Health System:
Series A, 5.13%, 06/01/19(d)	7,460	7,521,806
Series A, 5.25%, 06/01/19(d)	6,000	6,051,510
Series A-1, 5.13%, 06/01/41	12,570	13,349,340
Pennsylvania Economic Development Financing Authority, RB, University of Pittsburgh Medical Center, Series B, 4.00%, 03/15/40	2,000	2,031,710
Philadelphia Hospitals & Higher Education Facilities Authority, RB, The Children’s Hospital of Philadelphia Project, Series C, 5.00%, 07/01/41	9,380	9,928,824
Saint Mary Pennsylvania Hospital Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/48	6,096	6,865,009

		55,981,349

Housing — 1.1%
Pennsylvania HFA, Refunding RB, S/F Mortgage, Series 114A, AMT, 3.70%, 10/01/42(h)	5,613	5,572,535

State — 5.6%
Commonwealth of Pennsylvania, GO, 1st Series:
4.00%, 03/01/38(h)	11,000	11,419,650
5.00%, 03/15/19(d)	10,797	10,808,309

Security	Par (000)	Value

State (continued)
General Authority of Southcentral Pennsylvania, Refunding RB, Wellspan Health Obligated Group, Series A, 5.00%, 06/01/44	$5,000	$5,384,750

		27,612,709

Transportation — 1.2%
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	2,520	2,888,155
Pennsylvania Turnpike Commission, Refunding RB, Sub Series B-2 (AGM), 5.00%, 06/01/35	2,900	3,275,057

		6,163,212

Utilities — 1.1%
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/42	5,007	5,497,300

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 27.5% (Cost — $133,218,992)		136,723,598

Total Long-Term Investments — 113.5% (Cost — $549,510,376)		564,535,657

	Shares

Short-Term Securities — 0.6%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.55%(i)(j)	2,932,811	2,933,104

Total Short-Term Securities — 0.6% (Cost — $2,933,104)		2,933,104

Total Investments — 114.1% (Cost — $552,443,480)		567,468,761

Other Assets Less Liabilities — 0.8%		4,109,478

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (14.9)%		(74,191,911)

Net Assets — 100.0%		$497,386,328

(a)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.
(d)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(f)	Zero-coupon bond.

6

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock Pennsylvania Municipal Bond Fund

(g)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(h)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between April 1, 2020 to June 1, 2039, is $18,211,631.

(i)	Annualized 7-day yield as of period end.
(j)

During the period ended February 28, 2019, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/ or related parties of the Fund were as follows:

Affiliate	Shares Held at 05/31/18	Net Activity	Shares Held at 02/28/19	Value at 02/28/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	8,267,642	(5,334,831)	2,932,811	$2,933,104	$58,389	$1,242	$(827)

(a)	Includes net capital gain distributions, if applicable.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax (subject to)

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

GO	General Obligation Bonds

HFA	Housing Finance Agency

IDA	Industrial Development Authority

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bonds

S/F	Single-Family

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	129	06/19/19	$15,738	$81,753
Long U.S. Treasury Bond	256	06/19/19	36,984	421,342
5-Year U.S. Treasury Note	63	06/28/19	7,217	21,557

				$524,652

7

Schedule of Investments (unaudited) (continued) February 28, 2019	BlackRock Pennsylvania Municipal Bond Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$564,535,657	$—	$564,535,657
Short-Term Securities	2,933,104	—	—	2,933,104

	$2,933,104	$564,535,657	$—	$567,468,761

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$524,652	$—	$—	$524,652

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, TOB Trust Certificates of $73,868,602 are categorized as Level 2 within the disclosure hierarchy.

During the period ended February 28, 2019, there were no transfers between levels.

8

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Multi-State Municipal Series Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Multi-State Municipal Series Trust

Date: April 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Multi-State Municipal Series Trust

Date: April 22, 2019

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Multi-State Municipal Series Trust

Date: April 22, 2019